Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Current Assets

Prepaid and other current assets are summarized as follows:

	As of December 31,
	2024	2023
Prepaid expense	$2,119	$370
Deferred issuance costs	—	3,710
Costs-share receivables	600	126
Accrued interest receivable	1,138	—
Rent security	143	—
Refundable deposit	125	125
Total prepaid and other current assets	$4,125	$4,331

Property, Plant and Equipment

Property and equipment, net are summarized as follows:

	As of December 31,
	2024	2023
Computers and equipment	$366	$197
Furniture, fixtures and machinery	146	65
Software	1,020	392
Leasehold improvements	45	31
Total property and equipment, gross	1,577	685
Less accumulated depreciation and amortization	(375)	(107)
Total property and equipment, net	$1,202	$578

Schedule of Accrued Liabilities

Accrued expenses and other are summarized as follows:

	As of December 31,
	2024	2023
Accrued professional fees	$652	$—
Accrued payroll and bonuses	636	197
Credit card liabilities	261	156
Franchise and income taxes payable	202	—
General accrued expenses	134	483
Total accrued expenses and other	$1,885	$836